Financial instruments - Schedule of credit quality (Details) - Cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Credit exposure	$ 439,195	$ 115,551
UBS
Disclosure of credit risk exposure [line items]
Credit exposure	144,989	51,983
Credit Suisse
Disclosure of credit risk exposure [line items]
Credit exposure	145,238	62,652
JP Morgan Chase
Disclosure of credit risk exposure [line items]
Credit exposure	3,768	916
Bank of America
Disclosure of credit risk exposure [line items]
Credit exposure	$ 145,200	$ 0